UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.    Name and address of issuer:

                The Lou Holland Trust
                35 West Wacker Drive, Suite 3260
                Chicago, IL 60601

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
      list series or classes):            [ ]

         Lou Holland Growth Fund

3.    Investment Company Act File Number:      811-07533

      Securities Act File Number:              333-00935

4(a). Last day of fiscal year for which this Form is filed:

                          December 31, 1998

4(b). [  ] Check box if this Form is being filed late (i.e., more than
      90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2.)        N/A

      Note:  If the Form is being filed late,
      interest must be paid on the registration fee due.

4(c). [  ] Check box if this is the last time the issuer will be filing
      this Form.     N/A

5.    Calculation of registration fee:

      (i)  Aggregate sale price of securities
           sold during the fiscal year pursuant
           to section 24(f):
                                                          $2,613,562
      (ii) Aggregate price of securities
           redeemed or repurchased during the
           fiscal year:
                                                          $887,368





      (iii)Aggregate price of securities
           redeemed or repurchased during any
           prior fiscal year ending no earlier
           than October 11, 1995 that were not
           previously used to reduce
           registration fees payable to the
           Commission:
                                              $  0
      (iv) Total available redemption credits
           [add Items 5(ii) and 5(iii)]:
                                                          $887,368
      (v)  Net sales - if Item 5(i) is greater
           than Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:
                                                          $1,726,194
      (vi) Redemption credits available for use
           in future years
           - if Item 5(i) is less than Item
           5(iv) [Subtract Item 5(iv) from Item
           5(i)]:
                                              $         0
      (vii)Multiplier for determining
           registration fee (See Instruction
           C.9):
                                                            X   0.0278%
      (viii)Registration fee due [Multiply Item
           5(v) by Item 5(vii)] (enter "0" if
           no fee is due):
                                                          =$480

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                     + $         N/A

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                     = $480

9.    Date the registration fee and any interest payment was sent to
      the Commission's lockbox depository:     March 24, 1999

           Method of Delivery:

           [X]  Wire Transfer (CIK# 0001007097)

           [  ] Mail or other means



                               SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  (Signature and Title) *     /s/Monica L. Walker
                          Monica L. Walker, Secretary


Date  March 25,1999

      *Please print the name and title of the signing officer below the signature.